SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS - Sale and Purchase Agreement (DetailS) - PT Dhost Telekomunikasi Nusantara ("Dhost") - Telkomsel Rp in Billions	Jun. 28, 2024 IDR (Rp) building	Jun. 26, 2024 IDR (Rp) building
Operating lease commitments
Number of IBS units | building		850
IBS units agreed to be sold | Rp		Rp 685
Number of IBS units used in fulfilling coverage services | building	689
Gain on sale of building | Rp	Rp 642